Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 32,647	$ 39,431
Costs and expenses
Cost of goods sold	28,207	34,022
Depreciation and amortization	1,366	1,345
Selling, general and administrative	1,587	1,697
Interest expense, net	86	82
Equity income	(189)	(178)
Other expense, net	584	240
Income from operations before income taxes	1,006	2,223
Income taxes	329	591
Net income	677	1,632
Loss attributable to non-controlling interests	80	133
Net income attributable to Magna International Inc.	$ 757	$ 1,765
Earnings per Common Share:
Basic	$ 2.52	$ 5.61
Diluted	$ 2.52	$ 5.59
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	299.7	314.7
Diluted	300.4	315.8